Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($)		Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Liabilities [Abstract]
Payable to renters		$ 482,987	$ 576,052
Statutory dues payable		1,560,108	1,550,688
Capital creditors		5,781	5,936	$ 88,484
Employee benefit expenses payable		194,804	320,360
Other liabilities	[1]	631,476	330,582
Other current liabilities		$ 2,875,156	$ 2,783,618	$ 2,933,032

[1]	Includes payables related to operating leases and the residual value of vehicles acquired from Leaseplan India Private Limited.